Business Segment Data and Geographical Information - Long-lived Assets by Geographical Area (Details) - Reportable Geographical Components - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 59,339	$ 66,046
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	46,958	51,646
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	5,005	5,172
All other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 7,376	$ 9,228